As filed with the Securities and Exchange Commission on February 13, 2013

1933 Act File No. 002-89287
1940 Act File No. 811-03967

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 50	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 52	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)

55 Broadway
New York, New York 10006
(Address of Principal Executive Office) (Zip Code)
Registrant's Telephone Number, Including Area Code: (212) 858-8000

Mary Carty, Esq.
First Investors Income Funds
55 Broadway
New York, New York 10006
(Name and Address of Agent for Service)

Copy to:
Kathy K. Ingber, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1601

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on February 22, 2013, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIRST INVESTORS INCOME FUNDS

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Combined Prospectus for Advisor Class and Institutional Class Shares of First Investors Income Funds and First Investors Equity Funds is incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on December 17, 2012, accession number 0000898432-12-001431 (“PEA No. 46”)

Statement of Additional Information for Advisor Class and Institutional Class Shares of First Investors Income Funds is incorporated herein by reference to PEA No. 46

Part C – Other Information is incorporated herein by reference to PEA No. 46

Signature Page

Explanatory Note

This Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 22, 2013, the effectiveness of the registration statement for First Investors Income Funds, filed in Post-Effective Amendment No. 46 on December 17, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Edison, and the State of New Jersey, on the 13th day of February 2013.

FIRST INVESTORS INCOME FUNDS

By:	/s/ Derek Burke
Derek Burke
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 50 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Derek Burke	President	February 13, 2013
Derek Burke

/s/ Joseph I. Benedek	Treasurer	February 13, 2013
Joseph I. Benedek

/s/ Susan E. Artmann	Trustee	February 13, 2013
Susan E. Artmann*

/s/ Mary J. Barneby	Trustee	February 13, 2013
Mary J. Barneby*

/s/ Charles R. Barton, III	Trustee	February 13, 2013
Charles R. Barton, III*

/s/ Stefan L. Geiringer	Trustee	February 13, 2013
Stefan L. Geiringer*

/s/ Arthur M. Scutro, Jr.	Chairman of the Board	February 13, 2013
Arthur M. Scutro, Jr.*	And Trustee

/s/ Mark R. Ward	Trustee	February 13, 2013
Mark R. Ward*

*  By:          /s/ Mary Carty
Mary Carty
(Attorney-in-Fact)